PROSPECTUS SUPPLEMENT

February 26, 2016

for

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES®

THE GUARDIAN INVESTOR VARIABLE ANNUITY L SERIES®

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectuses dated May 1, 2015 for The Guardian Investor Variable Annuity B Series® and The Guardian Investor Variable Annuity L Series® variable annuity contracts (each a “Contract” and together the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”).

NOTICE OF FUND SUBSTITUTION

On February 10, 2016, the Securities and Exchange Commission issued an order permitting The Guardian Insurance & Annuity Company, Inc. (the “Company”) and the Separate Account to substitute each following “Existing Fund” in which subaccounts of the Separate Account currently invest with the corresponding “Replacement Fund” (the “Substitution”):

Existing Fund	Replacement Fund
Pioneer Disciplined Value VCT Portfolio — Class II Shares	AB VPS Growth and Income Portfolio — Class B Shares
Columbia Variable Portfolio — Seligman Global Technology Fund — Class 2 Shares	Janus Aspen Series — Global Technology Portfolio — Service Shares
AB VPS International Value Portfolio — Class B Shares	Templeton Foreign VIP Fund — Class 2 Shares

Each Existing Fund is currently available as an investment allocation option under the Contracts. Each Existing Fund is also included in certain allocation models utilized by Contracts issued with the Guardian Target Guaranteed Lifetime Withdrawal Benefit living benefit rider (the “GLWB”) offered from time to time with the Contract. Please refer to your Contract prospectus or contact our Customer Service Office for a list of the funds or allocation models available to you.

The Existing Funds will continue to be available for investment until April 29, 2016 (the “Substitution Date”). On the Substitution Date, pursuant to applicable regulatory approvals, subaccount units corresponding to the shares of each Existing Fund will be replaced with subaccount units corresponding to the shares of the applicable Replacement Fund. If you have a GLWB with your Contract, Contract value allocated to a subaccount that invests in an Existing Fund under an allocation model will be reallocated in that allocation model to the subaccount that invests in the corresponding Replacement Fund. The Substitution will take place at relative net asset value determined on the Substitution Date.

The Substitution will not affect your Contract value, cash value or accumulation value. There will be no tax consequences as a result of the Substitution. The redemption/repurchase necessary to effectuate the Substitution will not be treated as a transfer for the purpose of transfer limitations.

Please note the following information regarding your transfer rights:

For Contracts issued without the GLWB

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed account available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed account available under your Contract free of charge.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in the Prospectus, the Company will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contract, nor will any transfer from a subaccount which invests in an Existing Fund or a Replacement Fund to any other subaccount or any available fixed account count as a transfer for purposes of any limitation on the number of transfers permitted under the Contracts.

•	On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be reallocated to the subaccount that invests in the corresponding Replacement Fund.

For Contracts issued with the GLWB

•

From the date of this Supplement until the Substitution Date you may transfer the entire amount of your Contract value allocated to an allocation model which invests in a subaccount that invests in an Existing Fund to any other allocation model free of charge.

•

For 30 days after the Substitution Date you may transfer the entire amount of your Contract value allocated to an allocation model which invests in a subaccount that invests in a Replacement Fund to any other allocation model free of charge.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in the Prospectus, the Company will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contract, nor will any transfer from an allocation model which invests in a subaccount that invests in an Existing Fund or a Replacement Fund to any other allocation model count as a transfer for purposes of any limitation on the number of transfers permitted under the Contracts.

•

On the Substitution Date, the Existing Fund will be replaced by the corresponding Replacement Fund in all applicable allocation models and any Contract value in a subaccount that invests in an Existing Fund will be reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in good order at our Customer Service Office at P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 (regular mail) or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 (overnight mail), visiting our website (www.GuardianLife.com) or by calling 1-800-221-3253. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m. or on a non-business day, you will receive the next business day’s unit values.

You will not incur any fees or charges or any tax liability because of the Substitution, and your Contract value immediately after the Substitution will equal your Contract value immediately before the Substitution. After the Substitution you will receive a confirmation showing the transfer of Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement. Read the prospectuses carefully before making any investment decision with respect to your Contract values that are allocated to an Existing Fund.

The investment objective and policies of each Replacement Fund is the same as, similar to or consistent with the investment objective and policies of the corresponding Existing Fund. The investment objective, strategies and risks of each Replacement Fund are more fully described in the Replacement Fund’s prospectus.

The total expenses of each Replacement Fund are less than or equal to the total expenses of the corresponding Existing Fund. The total expenses of each Replacement Fund are more fully described in the Replacement Fund’s prospectus.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (DCA) and Automatic Portfolio Rebalancing (APR): If you are enrolled in DCA or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions prior to the Substitution Date or at any time thereafter. If you do not provide new allocation instructions, your enrollment will automatically be updated to replace the subaccount that invests in the Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions, your premium allocation instructions on file will automatically be updated to replace the subaccount that invests in the Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

To obtain a free copy of the prospectus for your Contract or a Replacement Fund, or if you have any questions regarding the Substitution, your Contract, or your transfer rights with regard to the Substitution, please contact our Customer Service Office at the number listed above.

This Supplement Should Be Retained With Your Prospectus For Future Reference.